PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended													12 Months Ended
	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 31, 2012 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 31, 2011 Ambow Beijing campus and Shenyang K-12 CNY	Mar. 01, 2012 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 30, 2010 Ambow Beijing campus and Shenyang K-12 CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Capital lease of property CNY	Dec. 31, 2012 Capital lease of property CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Office and computer equipment CNY	Dec. 31, 2012 Office and computer equipment CNY	Dec. 31, 2013 Leasehold improvements CNY item	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	425,000	428,911								64,263	60,890	57,324	52,133	8,436	9,400	102,438	107,832	192,539	198,656
Less: accumulated depreciation	(158,401)	(116,606)			4,822	2,554
Total	267,315	313,021		44,157																716	716
Impairment loss on property and equipment	313	130,545	0
Depreciation expenses of continuing operations	62,815	67,333	37,495		2,268	1,804	600
Number of deconsolidated entities	3																	1
Capital leases of properties								45,324	12,000
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	38,090